Interest and other income	12 Months Ended
Dec. 31, 2025
Interest and other income
Interest and other income

19.Interest and other income

During the year ended December 31, 2025, the Company settled a portion of outstanding payables through the issuance of warrants of the Company. In December 2025, the Company issued 1,122,904 warrants exercisable into Class A common shares of the Company for a period of 12-months from the date of issuance for no additional consideration. The Company determined that the warrants met the criteria for equity classification, and the fair value of the warrants was based on the estimated fair value of the Company’s Class A common shares which the warrants are exercisable into. The fair value the warrant consideration was estimated at $1,067, which resulted in a gain of $923 being recognized within other income in the consolidated statement of operations and comprehensive loss on the settlement of the payables.